Inventories	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Inventories

3. Inventories

At June 30, 2014 and December 31, 2013, inventories consisted of the following:

	June 30, 2014	December 31, 2013
Finished goods	$807,525	$640,355
Health care supplies	197,596	195,519
Raw materials and purchased components	195,780	185,146
Work in process	78,526	76,084
Inventories	$1,279,427	$1,097,104